Segments Disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segments Disclosures	Segment Disclosures
A. Description of Reportable Segments
The Company has six reportable segments as described in Note 1.
The following tables provides each segment's results in the format that the TransAlta’s President and Chief Executive Officer (the chief operating decision maker) (CODM) reviews the Company's segments to make operating decisions and assess performance. The CODM assesses the performance of the operating segments based on a measure of adjusted EBITDA. This measurement basis represents (loss) earnings before income taxes, adjusted for the effects of: depreciation of property, plant and equipment and amortization of intangibles, depreciation of right‐of‐use assets, finance lease income, unrealized mark-to-market gains or losses, unrealized foreign exchange gains or losses on commodity transactions, Brazeau penalties, acquisition-related transaction and restructuring costs, ERP integration costs, termination, restructuring and facility shutdown costs, revenues and fuel and purchased power related to the Required Divestitures, items within the Energy Transition segment that may not be reflective of ongoing operations including certain costs related to decisions made to accelerate our transition off-coal in Alberta and our planned transition off-coal for Centralia, fair value change in contingent consideration, Sundance A decommissioning costs reimbursement, insurance recoveries, asset impairment (reversals) charges, share of profit or loss of joint venture and other costs or income adjustments.
For internal reporting purpose, the earnings information from the Company's investment in Skookumchuck has been presented in the Wind and Solar segment on a proportionate basis. Information on a proportionate basis reflects the Company's share of Skookumchuck's statement of earnings on a line-by-line basis. Proportionate financial information is not and is not intended to be, presented in accordance with IFRS. Under IFRS, the investment in Skookumchuck has been accounted for as a joint venture using the equity method.
The tables below show the reconciliation of the total segmented results and Adjusted EBITDA to the statement of earnings reported under IFRS.
B. Reported Adjusted Segment Earnings and Segment Assets
I. Reconciliation of Adjusted EBITDA to Earnings before Income Tax

Year ended Dec. 31, 2025	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	368	227	1,267	495	130	(61)	2,426	(21)	—	2,405
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	(4)	265	26	9	(8)	—	288	—	(288)	—
Decrease in finance lease receivable	—	3	27	—	—	—	30	—	(30)	—
Finance lease income	—	5	18	—	—	—	23	—	(23)	—
Revenues from Required Divestitures	—	—	(11)	—	—	—	(11)	—	11	—
Unrealized foreign exchange gain on commodity	—	—	1	—	—	—	1	—	(1)	—
Adjusted Revenue	364	500	1,328	504	122	(61)	2,757	(21)	(331)	2,405
Fuel and purchased power	(20)	(31)	(549)	(328)	—	(7)	(935)	—	—	(935)
Reclassifications and adjustments:
Fuel and purchased power related to Required Divestitures	—	—	2	—	—	—	2	—	(2)	—
Adjusted Fuel and Purchased Power	(20)	(31)	(547)	(328)	—	(7)	(933)	—	(2)	(935)
Carbon compliance (costs) recovery	—	(3)	(115)	—	—	68	(50)	—	—	(50)
Adjusted Gross Margin	344	466	666	176	122	—	1,774	(21)	(333)	1,420
OM&A	(56)	(106)	(257)	(75)	(37)	(185)	(716)	5	—	(711)
Reclassifications and adjustments:
Termination, restructuring and facility shutdown costs	—	—	1	2	—	12	15	—	(15)	—
OM&A related to required divestitures	—	—	5	—	—	—	5	—	(5)	—
ERP integration costs	—	—	—	—	—	25	25	—	(25)	—
Acquisition-related transaction and restructuring costs	—	—	—	—	—	7	7		(7)	—
Adjusted OM&A	(56)	(106)	(251)	(73)	(37)	(141)	(664)	5	(52)	(711)
Taxes, other than income taxes	(3)	(23)	(21)	(3)	—	(1)	(51)	1	—	(50)
Net other operating income	—	3	44	—	—	—	47	—	—	47
Reclassifications and adjustments:
Insurance recovery	—	(2)	—	—	—	—	(2)	—	2	—
Adjusted Net Other Operating Income	—	1	44	—	—	—	45	—	2	47
Adjusted EBITDA(2)	285	338	438	100	85	(142)	1,104
Equity income										6
Finance lease income										23
Depreciation and amortization										(579)
Asset impairment reversals										13
Interest income										28
Interest expense										(347)
Foreign exchange loss										(21)
Fair value change in contingent consideration										37
Loss on sale of assets and other										(7)
Loss before income taxes										(141)
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA is not defined, has no standardized meaning under IFRS and may not be comparable to similar measures presented by other issuers.

Year ended Dec. 31, 2024	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	409	357	1,350	616	168	(34)	2,866	(21)	—	2,845
Reclassifications and adjustments:
Unrealized mark-to-market loss (gain)	1	84	(60)	(36)	14	—	3	—	(3)	—
Decrease in finance lease receivable	—	2	19	—	—	—	21	—	(21)	—
Finance lease income	—	6	8	—	—	—	14		(14)	—
Revenues from Required Divestitures	—	—	(1)	—	—	—	(1)	—	1	—
Brazeau penalty	(20)	—	—	—	—	—	(20)	—	20	—
Unrealized foreign exchange gain on commodity	—	—	(2)	—	—	—	(2)	—	2	—
Adjusted Revenues	390	449	1,314	580	182	(34)	2,881	(21)	(15)	2,845
Fuel and purchased power	(16)	(30)	(475)	(418)	—	—	(939)	—	—	(939)
Reclassifications and adjustments:
Fuel and purchased power related to the Required Divestitures	—	—	1	—	—	—	1	—	(1)	—
Adjusted Fuel and Purchased Power	(16)	(30)	(474)	(418)	—	—	(938)	—	(1)	(939)
Carbon compliance costs	—	—	(145)	(1)	—	34	(112)	—	—	(112)
Adjusted Gross Margin	374	419	695	161	182	—	1,831	(21)	(16)	1,794
OM&A	(86)	(97)	(198)	(69)	(36)	(173)	(659)	4	—	(655)
Reclassifications and adjustments:
Brazeau penalties	31	—	—	—	—	—	31	—	(31)	—
ERP integration costs	—	—	—	—	—	14	14	—	(14)	—
Acquisition-related transaction and restructuring costs	—	—	—	—	—	24	24	—	(24)	—
Adjusted OM&A	(55)	(97)	(198)	(69)	(36)	(135)	(590)	4	(69)	(655)
Taxes, other than income taxes	(3)	(16)	(13)	(3)	—	(1)	(36)	—	—	(36)
Net other operating income	—	10	40	9	—	—	59	—	—	59
Reclassifications and adjustments:
Sundance A decommissioning cost	—	—	—	(9)	—	—	(9)	—	9	—
Adjusted Net Other Operating Income	—	10	40	—	—	—	50	—	9	59
Adjusted EBITDA(2)(3)	316	316	524	89	146	(136)	1,255
Equity income										5
Finance lease income										14
Depreciation and amortization										(531)
Asset impairment charges										(46)
Interest income										30
Interest expense										(324)
Foreign exchange gain										5
Gain on sale of assets and other										4
Earnings before income taxes										319
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA is not defined, has no standardized meaning under IFRS and may not be comparable to similar measures presented by other issuers.
(3)During the first quarter of 2025, our Adjusted EBITDA composition was amended to exclude the impact of realized gain (loss) on closed exchange positions and Australian interest income. Therefore, the Company has applied this composition to all previously reported periods.
II. Selected Consolidated Statements of Financial Position Information

As at Dec. 31, 2025	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	514	3,223	1,664	163	—	101	5,665
Right-of-use assets	8	88	5	—	—	10	111
Intangible assets	14	113	79	3	1	33	243
Goodwill	258	177	51	—	30	—	516

As at Dec. 31, 2024	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	501	3,428	1,805	206	—	80	6,020
Right-of-use assets	7	96	6	—	—	11	120
Intangible assets	3	133	108	4	3	30	281
Goodwill	258	178	51	—	30	—	517
III. Selected Consolidated Statements of Cash Flows Information
Additions to non-current assets are as follows:

Year ended Dec. 31, 2025	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	50	57	106	9	—	27	249
Intangible assets	—	—	—	—	—	11	11

Year ended Dec. 31, 2024	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E(1)	64	97	100	13	—	37	311
Intangible assets(1)	—	—	—	—	—	10	10
(1)Excludes additions attributable to the Heartland acquisition on Dec. 4, 2024.
C. Geographic Information
I. Revenues

Year ended Dec. 31	2025	2024
Canada	1,759	2,009
U.S.	497	676
Western Australia	149	160
Total revenue	2,405	2,845
II. Non-Current Assets

	Property, plant and equipment		Right-of-use assets		Intangible assets		Other assets
As at Dec. 31	2025	2024	2025	2024	2025	2024	2025	2024
Canada	3,624	3,828	39	41	149	170	73	85
U.S.	1,677	1,852	67	74	70	86	24	36
Western Australia	364	340	5	5	24	25	59	58
Total	5,665	6,020	111	120	243	281	156	179